SCHEDULE OF MATERIAL RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Xing Xia [Member]
Related Party Transaction [Line Items]
Related Parties	$ 95,714